Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Roll Forward]
Balance, beginning of period	$ 954.1		$ 959.1
Goodwill acquired	39.8		307.8
Currency and other impacts	(9.2)		(1.2)
Impairment charge			311.6
Balance, end of period	984.7		954.1
Other goodwill detail [Abstract]
Impairment charge			311.6
Accumulated impairment loss	513.4		513.4		201.8
Goodwill by reporting unit [Abstract]
Goodwill	984.7		954.1
United States [Member]
Goodwill [Roll Forward]
Balance, end of period	503.8		507.2
Goodwill by reporting unit [Abstract]
Goodwill	503.8		507.2
Elan [Member]
Goodwill [Roll Forward]
Balance, end of period	123.8		123.2
Goodwill by reporting unit [Abstract]
Goodwill	123.8		123.2
Netherlands (Vitae) [Member]
Goodwill [Roll Forward]
Balance, end of period	79.3		81.9
Goodwill by reporting unit [Abstract]
Goodwill	79.3		81.9
Other reporting units [Member]
Goodwill [Roll Forward]
Balance, end of period	217.5		181.2
Goodwill by reporting unit [Abstract]
Goodwill	217.5		181.2
Americas [Member]
Goodwill [Roll Forward]
Balance, beginning of period	465.5	[1]	173.4	[1]
Goodwill acquired	0		290.6	[1]
Currency and other impacts	(3.7)	[1]	1.5	[1]
Impairment charge			0
Balance, end of period	461.8	[1]	465.5	[1]
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	461.8	[1]	465.5	[1]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Balance, beginning of period					160.3
Balance, end of period	448.3		451.7		160.3
Goodwill by reporting unit [Abstract]
Goodwill	448.3		451.7		160.3
Southern Europe [Member]
Goodwill [Roll Forward]
Balance, beginning of period	33.1	[2]	21.1	[2]
Goodwill acquired	26.8	[2]	13.2	[2]
Currency and other impacts	(0.4)	[2]	(1.2)	[2]
Impairment charge			0
Balance, end of period	59.5	[2]	33.1	[2]
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	59.5	[2]	33.1	[2]
Southern Europe [Member] | Italy [Member]
Goodwill [Roll Forward]
Balance, beginning of period					4.9
Balance, end of period	5.4		4.6		4.9
Goodwill by reporting unit [Abstract]
Goodwill	5.4		4.6		4.9
Southern Europe [Member] | France [Member]
Goodwill [Roll Forward]
Balance, beginning of period					7.1
Balance, end of period	42.1		15.8		7.1
Goodwill by reporting unit [Abstract]
Goodwill	42.1		15.8		7.1
Northern Europe [Member]
Goodwill [Roll Forward]
Balance, beginning of period	265.1		272.9
Goodwill acquired	0		0
Currency and other impacts	(4.4)		(7.8)
Impairment charge			0
Balance, end of period	260.7		265.1
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	260.7		265.1
APME [Member]
Goodwill [Roll Forward]
Balance, beginning of period	64.9		58.9
Goodwill acquired	13.0		0.2
Currency and other impacts	(0.4)		5.8
Impairment charge			0
Balance, end of period	77.5		64.9
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	77.5		64.9
Right Management [Member]
Goodwill [Roll Forward]
Balance, beginning of period	60.6	[3]	150.7	[3]
Goodwill acquired	0		3.8	[3]
Currency and other impacts	(0.3)	[3]	0.5	[3]
Impairment charge			94.4	[3]
Balance, end of period	60.3	[3]	60.6	[3]
Other goodwill detail [Abstract]
Impairment charge			94.4	[3]
Goodwill by reporting unit [Abstract]
Goodwill	60.3	[3]	60.6	[3]
Corporate [Member]
Goodwill [Roll Forward]
Balance, beginning of period	64.9	[3],[4],[5]	282.1	[3],[4],[5]
Goodwill acquired	0		0
Currency and other impacts	0		0
Impairment charge			217.2	[3],[4],[5]
Balance, end of period	64.9	[3],[4],[5]	64.9	[3],[4],[5]
Other goodwill detail [Abstract]
Impairment charge			217.2	[3],[4],[5]
Goodwill by reporting unit [Abstract]
Goodwill	64.9	[3],[4],[5]	64.9	[3],[4],[5]
Corporate Right Management [Member]
Goodwill [Roll Forward]
Impairment charge			(184.5)
Other goodwill detail [Abstract]
Impairment charge			(184.5)
Corporate Jefferson Wells [Member]
Goodwill [Roll Forward]
Impairment charge			(32.7)
Balance, end of period	55.5
Other goodwill detail [Abstract]
Impairment charge			(32.7)
Goodwill by reporting unit [Abstract]
Goodwill	$ 55.5

[1]	Balances related to United States were $160.3, $451.7 and $448.3 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
[2]	Balances related to France were $7.1, $15.8 and $42.1 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively. Balances related to Italy were $4.9, $4.6 and $5.4 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
[3]	For further information on the goodwill impairment charges, see Note 1 to the Consolidated Financial Statements. The 2010 goodwill impairment charge for Right Management impacted both Corporate ($184.5) and Right Management ($94.4).
[4]	The majority of the Corporate balance as of December 31, 2011 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is now part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.
[5]	Balances were net of accumulated impairment loss of $201.8 as of January 1, 2010 and $513.4 as of both December 31, 2010 and December 31, 2011. The 2010 goodwill impairment charge for Jefferson Wells impacted only Corporate ($32.7).